TRADE ACCOUNTS RECEIVABLE (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivables being serviced under a receivables purchase agreement	$ 228.9	$ 144.9
Receivables purchase agreement, difference between carrying amount of receivable sold and cash received	$ 5.1	$ 1.6